Risk Management	12 Months Ended
Dec. 31, 2021
Disclosure Of Risk Management [Abstract]
Risk Management

3. RISK MANAGEMENT

3.1 FINANCIAL RISK MANAGEMENT

The Group’s activities potentially expose it to a variety of financial risks: market risk (foreign exchange risk and cash flow and fair value interest rate risk), credit risk and liquidity risk. The management of the Group’s financial risk is based on a financial policy approved by the Board of Directors. The Group did not make use of derivative financial instruments to hedge risk exposures during the periods presented.

(A) Market Risk

(I) Foreign Exchange Risk

Foreign exchange risk arises from future commercial transactions and recognized assets and liabilities which are denominated in a currency that is not the entity’s functional currency. In 2021, the Group’s financial assets and financial liabilities are mainly denominated in USD; however, the majority of operations of the Group were carried out in EUR and British Pound Sterling (“GBP”). In 2020 the Group’s financial assets and financial liabilities were mainly denominated in EUR; however, some operations of the Group were carried out in GBP and USD. Management performs ongoing assessments of foreign currency fluctuations on financial results; however, the Group does not enter into any derivative financial instruments to manage its exposure to foreign currency risk.

As of December 31, 2021 and 2020, the Group’s exposure to foreign exchange risks was primarily through cash and working capital balances held by its entities which have Euro as the functional currency. These balances included USD-denominated net assets of $27,148 and net liabilities of $1,732 and GBP-denominated net assets of $11,819 and $2,597 as of December 31, 2021 and 2020, respectively. Based on the sensitivity analyses performed, movements in USD and GBP exchange rates to EUR by 10% would result on average in gains or losses of $2,742 and $1,194 to the Group’s net profit (loss) for the year ended December 31, 2021. For the year ended December 31, 2020, movements in USD and GBP exchange rates to EUR by 10% would result on average in gains or losses of $175 and $262. For the year ended December 31, 2019, movements in USD and GBP exchange rates to EUR by 10% would result on average in gains or losses of $628 and $120. Management anticipates 10% is a reasonable extent of currency fluctuations in the foreseeable future.

(II) Cash Flow and Fair Value Interest Rate Risk

The Group has minimal interest-bearing assets, and its borrowings carry fixed interest rates. The risk associated with the effects of fluctuations in the prevailing levels of market interest rates on its financing position and cash flows is not deemed to be substantial.

(B) Credit Risk

Credit risk arises from cash and cash equivalents and trade and other receivables. The exposure as of the reporting date is as follows:

	AS AT DECEMBER 31,
	2021	2020
Trade and other receivables (excluding prepayments) (Note 8)	4,253	5,046
Cash and cash equivalents (Note 9)	51,047	8,225
	55,300	13,271

For the year ended December 31, 2021, revenues generated from the largest two single customers amounted to 13% and 10% of the Group's total sales for the year. For the year ended December 31, 2020 and 2019, revenues generated from a single customer amounted to 20% and 21% of the Group’s total sales for the year, respectively.

The Group has the following financial assets that are subject to the ECL model: trade receivables and other financial assets carried at amortized cost. The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables. The expected loss rates are based on the historical credit losses experienced over a recent twelve-month period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors (such as GDP growth, inflation rate and unemployment forecasts) affecting the ability of the customers to settle the receivables.

The aging of trade receivables that are past due but not impaired is shown below:

	AS AT DECEMBER 31,
	2021	2020
Between one and two months	159	190
Between two and three months	15	21
More than three months	7	8
	181	219

The Company did not recognize any specific impairment on trade receivables in the years ended December 31, 2021 and 2020.

The activity in the credit loss allowance was as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020
As of January 1	352	340
(Decrease) Increase in credit losses allowance	(187)	254
Write offs	—	(275)
Translation effect	(23)	33
As of December 31	142	352

For the year ended December 31, 2021, the Company wrote off receivables from customers with the total value of $90; the balances were not specifically provided during the year.

For the year ended December 31, 2020, the Company wrote off receivables from customers with the total value of $275, including the balance of $241 which was specifically provided.

For the year ended December 31, 2019, the Company recorded an increase of $293 in the credit losses allowance, of which $180 was related to a specific provision for one customer, within the Consolidated Statement of Comprehensive Income (Loss).

The Group actively manages credit limits and exposures in a practicable manner such that past due amounts receivable from the operator customers are within controlled parameters. Management assesses the credit quality of the operators, taking into account their financial position, past experience and other factors. The Group’s receivables are principally in respect of transactions with operators for whom there is no recent history of default. Management does not expect significant losses from non-performance by these operators above the ECL provision. The directors consider that the Group was not exposed to significant credit risk as at the end of the current reporting period.

The Group monitors intra-group credit exposures at the individual entity level on a regular basis and ensures timely performance in the context of its overall liquidity management. Management concluded the Group’s exposure to credit losses on intra-group receivables were immaterial.

As cash and cash equivalents are held with financial institutions, any credit risk is deemed to be immaterial. The IFRS 9 assessment conducted for these balances did not identify any material impairment loss as of December 31, 2021, 2020 or 2019.

(C) Liquidity Risk

The Group is exposed to liquidity risk in relation to meeting future obligations associated with its financial liabilities, which are predominantly comprised of trade and other payables and borrowings (Notes 14 and 15). Prudent liquidity risk management includes maintaining sufficient cash and committed credit lines to ensure the availability of adequate funding to meet the Group’s obligations when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to its reputation.

Management monitors liquidity risk by continual observation of cash inflows and outflows. To improve the net cash inflows and maintain cash balances at a specified level, management ensures that no additional financing facilities are expected to be required over the coming year. In this respect, management does not consider liquidity risk to the Group as significant when taking into account the liquidity management process referred to above.

The following tables summarize the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. During the year ended December 31, 2020, the Group repurchased and redeemed all of the outstanding senior secured bonds. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

	LESS THAN 1 YEAR	BETWEEN 1 AND 2 YEARS	MORE THAN 2 YEARS	TOTAL
As of December 31, 2021
Term loan	6,480	—	—	6,480
Lease liability	393	386	1,436	2,215
Trade and other payables	3,291	—	—	3,291
Total	10,164	386	1,436	11,986
As of December 31, 2020
Term loan	480	6,480	—	6,960
Lease liability	413	389	1,945	2,747
Trade and other payables	2,428	—	—	2,428
Total	3,321	6,869	1,945	12,135

3.2 CAPITAL RISK MANAGEMENT

The Group’s capital management objectives are to safeguard its ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt. The directors intend to retain all available liquidity sources and future earnings, if any, to fund the development and expansion of the business and they have no plans to pay regular dividends on ordinary shares in the foreseeable future.

At December 31, 2021 and 2020, the net current asset position of the Group was $46,714 and $10,059, respectively. Management prepares and reviews a rolling forecast of the Group’s operations for the 12-month period to anticipate any liquidity deficit. Per the assessment made as of the reporting date, the Group will have sufficient funds to settle liabilities in a timely manner in the foreseeable future.

The Group’s equity, as disclosed in the consolidated statement of financial position, constitutes its capital. The Group maintains the level of capital by reference to its financial obligations and commitments arising from operational requirements. In view of the nature of the Group’s activities, the capital level as at the end of the reporting year is deemed adequate.

3.3 FAIR VALUES OF FINANCIAL INSTRUMENTS

Financial instruments measured at fair value in the consolidated statement of financial position are grouped into three levels of fair value hierarchy. This grouping is determined based on the lowest level of significant inputs used in fair value measurement, as follows:

1.
Level I – quoted prices in active markets for identical assets or liabilities.
2.
Level II – inputs other than quoted prices included within Level I that are observable for the instrument, either directly (i.e., as prices) or indirectly (i.e., derived from prices).
3.
Level III – inputs for instrument that are not based on observable market data (unobservable inputs).

As of December 31, 2021 and 2020, the Company did not have any financial assets and liabilities measured at fair value within the fair value hierarchy noted above.

As of December 31, 2021 and 2020, the carrying amounts of cash and cash equivalents, trade and other receivables, and trade and other payables reflected in the consolidated statement of financial position are reasonable estimates of fair value in view of the nature of these instruments or the relatively short period of time between the origination of the instruments and their expected realization. There were no transfers into or out of any classification of financial instruments in the periods presented.